Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

	As at March 31
Particulars	2023	2024
Trade and other receivables, net of provision	61,699	83,116
Security deposits, net of provision	8,260	9,804
Interest accrued	4,855	6,453
Due from employees	212	273
Total	75,026	99,646

Non-current	6,179	7,696
Current	68,847	91,950
Total	75,026	99,646